Cash Flow Information (Tables)	12 Months Ended
Dec. 31, 2015
Supplemental Cash Flow Information [Abstract]
Summary of Capital Expenditures, Noncash Investing and Finaning Activities and Cash Payments
Our capital expenditures and investments consisted of:

	Millions of Dollars
	2015*	2014*	2013*
Capital Expenditures and Investments
Capital expenditures and investments attributable to Predecessors	$611.0	588.2	112.2
Capital expenditures and investments attributable to the Partnership	205.0	66.1	3.9
Total capital expenditures and investments	$816.0	654.3	116.1
*Financial information has been retrospectively adjusted for the Subsequent Fractionator Acquisition.

	Millions of Dollars
	2015*	2014*	2013*
Capital Expenditures and Investments
Cash capital expenditures and investments	$872.4	540.5	102.6
Change in capital expenditure accruals	(56.4)	113.8	13.5
Total capital expenditures and investments	$816.0	654.3	116.1
*Financial information has been retrospectively adjusted for the Subsequent Fractionator Acquisition.

	Millions of Dollars
	2015	2014	2013
Other Noncash Investing and Financing Activities
Certain liabilities of acquired assets retained by Phillips 66(1)	$—	14.8	—
Contributions of net assets into joint ventures	43.1	—	—

Cash Payments
Interest and debt expense	$17.8	3.3	0.3
Income taxes	0.3	0.2	—

(1)Certain liabilities of assets acquired from Phillips 66 were retained by Phillips 66, pursuant to the terms of various agreements under which we acquired assets from Phillips 66 since the Offering. See Note 14—Contingencies for additional information on these excluded liabilities associated with the Acquired Assets.